EXPLORATION AND EVALUATION ASSETS (Details Narrative) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2012 CAD ($) shares	Sep. 30, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Statement [Line Items]
Letter Agreement Description		Endurance can earn a 100% interest in the Olympic Claims if they pay Avino a total cash consideration in the aggregate amount of C$100, issue up to a total of 1,500,000 common shares (“Shares”) of Endurance and incur exploration expenditures in the aggregate amount of C$300; all of which is to be incurred by December 31, 2024. In the event that Endurance earns the 100% interest, the Olympic Claims will be subject to a 2% net smelter return royalty (“NSR”), of which 1% NSR can be purchased by the Endurance for C$750 and the remaining balance of the NSR can be purchased for C$1,000
Granted Shares | shares			200,000
Payment			$ 25
Exploration Expenditures Properties	$ 50,451,000					$ 49,804,000	$ 11,053,000
Durango, Mexico [Member] | Unification La Platosa properties [Member]
Statement [Line Items]
Description For Exploration Period		the Company has obtained the exclusive right to explore and mine the property for an initial period of 15 years
Exploration And Mining Rights Acquisition Consideration Transferred, Shares Issued | shares				135,189
Exploration And Mining Rights Acquisition Consideration Transferred Shares Issued, Value				$ 250
Durango, Mexico [Member] | Unification La Platosa properties [Member] | Minerales [Member]
Statement [Line Items]
Description Of Royalty Terms		The Company has agreed to pay to Minerales a royalty equal to 3.5% of net smelter returns (“NSR”). In addition, after the start of production, if the minimum monthly processing rate of the mine facilities is less than 15,000 tonnes, then the Company must pay to Minerales a minimum royalty equal to the applicable NSR royalty based on the processing at a monthly rate of 15,000 tonnes
Description For Exclusive Right Acquisition Under Agreement		Minerales has also granted to the Company the exclusive right to purchase a 100% interest in the property at any time during the term of the agreement (or any renewal thereof), upon payment of $8 million within 15 days of the Company’s notice of election to acquire the property. The purchase would be subject to a separate purchase agreement for the legal transfer of the property
Eagle property option agreement [Member] | Mayo Mining Division [Member] | Yukon, Canada [Member]
Statement [Line Items]
Ownership Percentage		100.00%
Terms Of Agreement		The Company has a 100% interest in 14 quartz leases located in the Mayo Mining Division of Yukon, Canada, which collectively comprise the Eagle property
Cash consideration		$ 250
Avino, Mexico [Member]
Statement [Line Items]
Exploration Expenditures Properties	$ 12,458,000					$ 11,828,000	$ 11,052,000
Warrants Purchase | shares		750,000
Warrants Premium		25.00%
Option Description		Endurance is successful in defining a compliant mineral resource of at least 500,000 gold-equivalent ounces on the Olympic Claims then Endurance will be obliged to pay Avino a C$1,000 discovery bonus
Silver Wolf Exploration Ltd. [Member]
Statement [Line Items]
Common Stock Shares Issued Value		$ 50
Exploration Expenditures Properties					$ 750
Silver Wolf Exploration Ltd. [Member] | First Anniversary [Member]
Statement [Line Items]
Common Stock Shares Issued Value		50
Exploration Expenditures Properties					50
Silver Wolf Exploration Ltd. [Member] | Second Anniversary [Member]
Statement [Line Items]
Common Stock Shares Issued Value		100
Exploration Expenditures Properties					100
Silver Wolf Exploration Ltd. [Member] | Third Anniversary [Member]
Statement [Line Items]
Common Stock Shares Issued Value		200
Silver Wolf Exploration Ltd. [Member] | Fourth Anniversary [Member]
Statement [Line Items]
Common Stock Shares Issued Value		200
Exploration Expenditures Properties					$ 600
Silver Wolf Exploration Ltd. [Member] | Option Agreement [Member]
Statement [Line Items]
Common Stock Shares Issued Value		$ 600
Warrants Acquire to common shares | shares		300,000
Exercise Price | $ / shares	$ 0.20
Common stock acquisition period		36 months
Ownership Percentage		100.00%